32. FINANCIAL RESULTS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results Tables
Financial expense	$ (9,985,677)	$ (10,305,449)	$ (10,034,845)
Financial income	570,531	970,651	621,644
Income (expense) from inflation adjusted units	(628,448)	(39,279)	(849,417)
Foreign currency translation difference	8,586,953	749,876	796,468
Financial result	$ (1,456,641)	$ (8,624,201)	$ (9,466,150)